Restructuring	3 Months Ended
Apr. 30, 2022
Restructuring

(7) Restructuring

In connection with strategic initiatives implemented during the period ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)), the Company’s management approved and initiated plans to reduce its cost structure and better align operating expenses with existing economic conditions and the Company’s operating model. The Company recorded $3.8 million and $0.3 million of restructuring charges during the three months ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)), respectively, which is included in the statement of operations as restructuring.  Substantially all of this charge represents the severance costs of terminated employees.